Fair Value of Financial Assets and Liabilities - Schedule of Fair Value of Financial Assets and Liabilities Measured on a Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Assets:
Total financial assets	$ 19,757	$ 50,622
Fair Value, Inputs, Level 1
Assets:
Total financial assets	19,757	50,622
Money Market Funds
Assets:
Short-term money market funds	19,757	50,622
Money Market Funds | Fair Value, Inputs, Level 1
Assets:
Short-term money market funds	$ 19,757	$ 50,622